Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 22.17%
Azerbaijan: 1.57%
State Oil Co. of the Azerbaijan Republic (Energy, Oil & gas)	6.95%	3-18-2030	$200,000	$205,632
Chile: 1.60%
Corp. Nacional del Cobre de Chile (Basic materials, Mining)	4.25	7-17-2042	250,000	209,676
China: 4.45%
State Grid Overseas Investment 2014 Ltd. (Utilities, Electric)	4.13	5-7-2024	400,000	396,074
State Grid Overseas Investment BVI Ltd. (Utilities, Electric)	2.88	5-18-2026	200,000	188,875
				584,949
Indonesia: 2.52%
Pertamina Persero PT (Energy, Oil & gas)	5.63	5-20-2043	200,000	189,001
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Utilities, Electric)	4.00	6-30-2050	200,000	141,699
				330,700
Malaysia: 3.52%
Petronas Capital Ltd. (Energy, Oil & gas)	3.50	4-21-2030	200,000	187,178
Petronas Capital Ltd. (Energy, Oil & gas)	4.50	3-18-2045	300,000	275,824
				463,002
Mexico: 1.77%
Petroleos Mexicanos (Energy, Oil & gas)	6.35	2-12-2048	30,000	17,467
Petroleos Mexicanos (Energy, Oil & gas)	6.38	1-23-2045	30,000	17,559
Petroleos Mexicanos (Energy, Oil & gas)	6.50	6-2-2041	30,000	18,492
Petroleos Mexicanos (Energy, Oil & gas)	6.75	9-21-2047	110,000	66,389
Petroleos Mexicanos (Energy, Oil & gas)	6.95	1-28-2060	90,000	53,737
Petroleos Mexicanos (Energy, Oil & gas)	7.69	1-23-2050	90,000	58,333
				231,977
Peru: 1.09%
Petroleos del Peru SA (Energy, Oil & gas)	4.75	6-19-2032	200,000	143,222
Saudi Arabia: 1.39%
KSA Sukuk Ltd. (Financial, Diversified financial services)	2.97	10-29-2029	200,000	182,075
South Africa: 1.37%
Eskom Holdings SOC Ltd. (Utilities, Electric)	6.35	8-10-2028	200,000	180,548
United Arab Emirates: 2.89%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Pipelines)	4.60	11-2-2047	200,000	184,796
MDGH GMTN RSC Ltd. (Financial, Investment Companies)	3.00	4-19-2024	200,000	195,416
				380,212
Total yankee corporate bonds and notes (Cost $3,330,012)				2,911,993
Yankee government bonds: 74.66%
Abu Dhabi	3.88	4-16-2050	200,000	166,500
See accompanying notes to portfolio of investments
Allspring Emerging Markets Bond Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Angolan	8.25%	5-9-2028	$200,000	$177,904
Argentinaøø	0.50	7-9-2030	100,000	26,250
Argentinaøø	1.50	7-9-2035	175,000	40,624
Argentinaøø	3.50	7-9-2041	145,000	37,323
Argentinaøø	3.88	1-9-2038	215,000	61,833
Bahrain	6.75	9-20-2029	200,000	195,863
Bahrain	7.00	10-12-2028	200,000	202,218
Brazil	4.50	5-30-2029	200,000	189,959
Brazil	4.63	1-13-2028	200,000	195,410
Brazil	5.00	1-27-2045	200,000	154,118
Chile	3.13	1-21-2026	200,000	192,694
Colombia	4.13	5-15-2051	200,000	116,733
Colombia	4.50	1-28-2026	200,000	190,023
Colombia	7.38	9-18-2037	150,000	139,072
Dominican Republic	5.88	1-30-2060	200,000	148,053
Dominican Republic	5.95	1-25-2027	350,000	341,779
Ecuadorøø	1.50	7-31-2040	225,000	70,875
Ecuadorøø	2.50	7-31-2035	200,000	68,254
Egypt	5.88	6-11-2025	200,000	154,036
Egypt	8.70	3-1-2049	200,000	102,048
El Salvador	7.65	6-15-2035	150,000	79,299
Ghana†	6.38	2-11-2027	200,000	80,550
Guatemala	4.38	6-5-2027	200,000	189,014
Hungary	5.38	3-25-2024	200,000	199,507
Hungary	7.63	3-29-2041	120,000	132,678
Indonesia	5.13	1-15-2045	200,000	195,000
Jamaica	8.00	3-15-2039	100,000	119,558
Kazakhstan	6.50	7-21-2045	200,000	206,734
Lebanon†	6.60	11-27-2026	250,000	13,825
Lebanon†	7.05	11-2-2035	200,000	10,902
Mexico	3.25	4-16-2030	200,000	178,288
Mexico	4.75	3-8-2044	80,000	67,421
Mexico	5.55	1-21-2045	100,000	93,945
Mexico	6.05	1-11-2040	20,000	20,187
Mexico	6.75	9-27-2034	130,000	142,011
Nigeria	7.63	11-21-2025	200,000	190,940
Nigeria	7.63	11-28-2047	200,000	130,804
Oman	4.75	6-15-2026	200,000	193,990
Oman	6.50	3-8-2047	200,000	182,309
Pakistan	8.25	9-30-2025	200,000	85,300
Panama	3.87	7-23-2060	200,000	129,760
Panama	4.50	5-15-2047	350,000	274,709
Paraguay	5.00	4-15-2026	75,000	73,787
Peru	2.78	12-1-2060	160,000	92,462
Peru	3.55	3-10-2051	40,000	28,765
Peru	4.13	8-25-2027	70,000	68,605
Peru	5.63	11-18-2050	100,000	99,903
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	198,747
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Philippines	2.65%	12-10-2045	$200,000	$134,954
Philippines	3.70	2-2-2042	200,000	164,000
Philippines	5.50	3-30-2026	200,000	204,702
Poland	5.50	4-4-2053	20,000	20,090
Qatar	4.00	3-14-2029	200,000	197,504
Qatar	4.63	6-2-2046	450,000	426,878
Republic of Kenya	6.88	6-24-2024	200,000	183,704
Republic of Poland	4.00	1-22-2024	40,000	39,642
Republic of Poland	5.50	11-16-2027	70,000	72,380
Republic of South Africa	6.25	3-8-2041	300,000	234,000
Romania	4.00	2-14-2051	270,000	183,600
Romania	4.88	1-22-2024	60,000	59,707
Romania	5.13	6-15-2048	140,000	114,450
Saudi	3.63	3-4-2028	200,000	192,037
Saudi	4.50	10-26-2046	200,000	174,238
Sri Lanka†	6.35	6-28-2024	200,000	72,647
Turkey	4.88	10-9-2026	200,000	174,000
Turkey	5.60	11-14-2024	200,000	189,375
Turkey	7.38	2-5-2025	180,000	174,150
Uruguay	4.98	4-20-2055	100,000	96,074
Uruguay	5.10	6-18-2050	225,000	220,859
Venezuela†	6.00	12-9-2020	225,000	12,375
Venezuela†	7.00	3-31-2038	200,000	15,000
Total yankee government bonds (Cost $12,384,543)				9,806,935

		Yield	Shares
Short-term investments: 1.75%
Investment companies: 1.75%
Allspring Government Money Market Fund Select Class♠∞		5.01	230,108	230,108
Total short-term investments (Cost $230,108)				230,108
Total investments in securities (Cost $15,944,663)	98.58%			12,949,036
Other assets and liabilities, net	1.42			186,286
Total net assets	100.00%			$13,135,322

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Emerging Markets Bond Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$216,710	$683,582	$(670,184)	$0	$0	$230,108	230,108	$1,682
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Bond Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$2,911,993	$0	$2,911,993
Yankee government bonds	0	9,806,935	0	9,806,935
Short-term investments
Investment companies	230,108	0	0	230,108
Total assets	$230,108	$12,718,928	$0	$12,949,036
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring Emerging Markets Bond Portfolio | 5